Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5.
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
U.K. R&D tax credit	$1,757	$1,230
VAT receivable	731	1,373
Insurance	312	1,702
Prepaid manufacturing costs	—	456
Prepaid transition services (note 3)	749	—
Other current assets	2,836	1,474
	$6,385	$6,235